Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 17,244	$ 18,564
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,049	1,101	$ 1,046
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17,137	18,500
Total Investment Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,560	6,856
Total Investment Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	7,245	7,386
Total Investment Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,049	1,101
Total Investment Assets [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,283	3,157
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	577	836
Cash and short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	12	17
Cash and short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	565	819
Cash and short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Cash and short-term investments [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,801	1,792
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,801	1,792
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,987	2,459
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,987	2,459
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,180	1,587
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,180	1,587
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	540	530
Emerging Market Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	540	530
Emerging Market Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	90	97
Mortgages [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	90	97
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	366	242
Private Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	366	242
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,561	1,848
Canadian Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,561	1,848
Canadian Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	447	775
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	447	775
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,338	3,883
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,338	3,883
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	274	297
Private Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	274	297
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	421	410
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	321	332	324
Real Estate [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	100	78
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	948	1,120
Oil and Gas [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	202	333
Oil and Gas [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	18	18
Oil and Gas [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	728	769	$ 722
Oil and Gas [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	704	682
Infrastructure [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	64	84
Infrastructure [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 640	598
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	90 days
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 898	897
Multi Strategy Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	898	897
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	239	224
Fixed Income Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	239	224
Hedge Funds, Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		32
Hedge Funds, Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0
Hedge Funds, Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0
Hedge Funds, Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		0
Hedge Funds, Equity [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		32
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	480	444
Global Macro Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	480	444
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	107	64
Other - Operating assets, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	120	94
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	13	30
Risk Factor Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 286	345
Risk Factor Allocation [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Risk Factor Allocation [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	60 days
Risk Factor Allocation [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 0	0
Risk Factor Allocation [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Risk Factor Allocation [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Risk Factor Allocation [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 286	$ 345